Contributed surplus - Fair value of share option awards (Details)					12 Months Ended
	Feb. 03, 2020 Y $ / shares	Jun. 28, 2019 Y $ / shares	May 09, 2019 Y $ / shares	Mar. 27, 2019 Y $ / shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Calculation of fair value and assumptions
Fair value of stock options granted, per share | $ / shares	$ 1.10	$ 1.13	$ 1.46	$ 1.44
Volatility assumption	46.12%	45.74%	46.48%	47.88%
Remaining life assumption | Y	10	4.5	10	10
Expected dividend yield assumption	0.00%	0.00%	0.00%	0.00%
Forfeiture rate assumption	0.00%	0.00%	0.00%	0.00%
Annual risk-free interest rate assumption	2.02%	1.46%	1.68%	1.62%
Unrecognized compensation cost
Compensation cost not yet recognized | $					$ 530,357	$ 292,877
Remaining average vesting period for unrecognized compensation					6 months 22 days	5 months 9 days